FAIR VALUE MEASUREMENTS - Foreign Exchange Contracts Included on Consolidated Statements of Operations and Consolidated Statements of Cash Flows (Details) - Foreign currency exchange contracts - Not Designated as Hedging Instrument - USD ($)
$ in Millions
12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gain (loss) related to changes in fair value	$ 9	$ (8)
Loss related to settlements	$ (17)	$ (2)